IR PASS-THROUGH CORP.
                                                      c/o Wexford Management LLC
                                                          411 West Putnam Avenue
                                                             Greenwich, CT 06830
                                                                  (203) 862-7000
                                                             Fax: (203) 862-7461

                                                           Writer's Direct Dial:
                                                                        862-7000



Integrated ARROs Fund I (the "Fund")
------------------------------------

February, 1997

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1996. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations which originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551- 5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, at 800-874-6205.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

INDEPENDENT AUDITORS' REPORT

To the Unitholders, Sponsor, and Trustee of
Integrated ARROs Fund I:

We have audited the accompanying financial statements of financial condition of Integrated ARROs Fund I (the "Trust") as of December 31, 1996 and 1995, including the schedule of portfolio investments as of December 31, 1996, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the five years in the period ended December 31, 1996. These financial statements and per unit operating performance, ratios and supplemental data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit operating performance, ratios and supplemental data are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I at December 31, 1996 and 1995, the results of its operations and changes in its net assets and the selected per unit operating performance, ratios and supplemental data for the above-stated periods in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $9,682,270 and $9,132,093 for the years ended December 31, 1996 and l995, respectively, whose values have been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values or Minimum Termination Value. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



DELOITTE & TOUCHE, LLP
New York, New York
January 14, 1997

                             Integrated ARROs Fund I
                        Statements of Financial Condition


                                                              December 31,
                                                       -------------------------
                                                           1996         1995
                                                       -----------   -----------
Assets

Cash ...............................................   $    76,198   $      --

Receivable - Trustee ...............................     1,180,824          --

Investments in payment obligations, at
     minimum termination value (cost $2,771,874) ...     9,682,270     9,132,093
                                                       -----------   -----------

Total Assets .......................................    10,939,292     9,132,093


Liabilities

Distributions Payable ..............................        76,198          --
                                                       -----------   -----------

Net Assets .........................................   $10,863,094   $ 9,132,093
                                                       ===========   ===========

Net Asset Value per unit (2,771 units
outstanding) .......................................   $  3,920.28   $  3,295.59
                                                       ===========   ===========

                        See notes to financial statements

                             Integrated ARROs Fund I
                            Statements of Operations

                                                       Year Ended December 31,
                                                    ----------------------------
                                                       1996              1995
                                                    ----------        ----------
Investment income:


Interest and discount earned ...............        $1,880,292        $1,093,131
                                                    ==========        ==========





                        See notes to financial statements

                             Integrated ARROs Fund I
                       Statements of Changes in Net Assets

                                                              Year Ended December 31,
                                                          -------------------------------
                                                              1996               1995
                                                          ------------       ------------
Increase in net assets from operations:

Net investment income ..............................      $  1,880,292       $  1,093,131
                                                          ------------       ------------

Net increase in net assets resulting from operations         1,880,292          1,093,131

Total declared as distributions to Unitholders .....          (149,291)              --
                                                          ------------       ------------

Net increase in net assets .........................         1,731,001          1,093,131

Net assets:

Beginning of period ................................         9,132,093          8,038,962
                                                          ------------       ------------

End of period ......................................      $ 10,863,094       $  9,132,093
                                                          ============       ============



                        See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

     Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

     The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of payment obligations (the "Payment Obligations"), issued by certain privately offered, single purpose limited partnerships (the "Partnerships") previously sponsored by Integrated Resources, Inc. ("Integrated"). The Partnerships acquired and net leased commercial real estate, which was sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated. Pursuant to the Consummation of a Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is now a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.   CONFLICTS OF INTEREST

     Entities directly or indirectly owned by former officers and/or directors of the Sponsor and/or Integrated or its post bankruptcy successor, Presidio are the general partners of the Partnerships. Such general partners have a fiduciary responsibility to make decisions which are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships which could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

     Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. Wexford Management LLC ("Wexford") provides administrative services to Presidio, who provides services for the Fund.

4.   THE PAYMENT OBLIGATIONS

     The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

     Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of a net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made timely. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the holder of the Payment Obligation, in its discretion, to be immediately due and payable. Upon any disposition by a Partnership of its interest in the property, the Partnership shall be obligated to pay the holder of the Payment Obligation (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. If such sale is not made, so long as the Partnership continues to make timely payments under the Payment Obligation, generally there is no right of the Fund to accelerate payment thereof.

     There are significant limitations on the amounts that the Fund may receive in the event of a sale or other disposition of a Partnership's property. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.   COMMITMENTS AND CONTINGENCIES

     The Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, upon the period when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Fund II. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1996, approximately $126,500 remained of the original Settlement Fund. It was also projected at the time of settlement, that in the year 2000 the securities held by the Fund would begin to generate cash which could be used to administer the Fund and Fund II. There can be no assurance that such cash will be generated or that the remaining amount of the Settlement Fund will be sufficient to fund the Sponsor's obligations through the year 2000.

5.   COMMITMENTS AND CONTINGENCIES (CON'T)

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Wexford Management LLC, 411 West Putnam Avenue, Greenwich, Connecticut 06830.

     NAME                POSITIONS WITH SPONSOR                            PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
     ----                ----------------------                           --------------------------------------------
     Robert Holtz        Director and President           Presidio, Vice President and Secretary since August 1994; Resurgence, Vice
                                                          President and Assistant  Secretary  since March 1994;  Wexford  Management
                                                          LLC,  Senior Vice  President and Assistant  Secretary  since January 1996;
                                                          Wexford Management Corp., Senior Vice President from November 1995 through
                                                          December 1995;  Concurrency,  Vice President from May 1994 through October
                                                          1995;  Bear Stearns Real Estate Group Inc.,  Vice President from June 1993 through May 1994. Employed from 1989 to 1994.

     Mark Plaumann       Director and Vice President      Wexford  Management LLC, Senior Vice President since January 1996; Wexford
                                                          Management  Corp.,  Senior  Vice  President  from  November  1995  through
                                                          December  1995;  Concurrency,  Vice  President  from February 1995 through
                                                          October 1995; Alvarez and Marsel,  Inc., a crisis  -management  consulting firm, Managing Director from 1990 through January 1995.

     Jay L. Maymudes     Vice President, Secretary        Presidio,  Chief  Financial  Officer,  Vice President and Treasurer  since
                         and Treasurer                    August 1994;  Resurgence,  Chief  Financial  Officer,  Vice  President and
                                                          Assistant  Secretary  since  July  1994;  Wexford  Management  LLC,  Chief
                                                          Financial  Officer and Senior Vice President  since January 1996;  Wexford
                                                          Management  Corp.,  Chief Financial Officer and Senior Vice President from
                                                          November 1995 through December 1995; Concurrency,  Chief Financial Officer and Vice President  from July 1994 through  October 1995;  Dusco,  Inc. (a real estate  investment  advisor),  Secretary and Treasurer  from December
                                                          1988,  and Senior Vice  President from February 1990, in each case through
                                                          June 1994.

     Arthur H. Amron     Vice President                   Presidio,  Vice President  since November 1994;  Wexford  Management  LLC,
                         and Assistant Secretary          Senior Vice  President and General  Counsel  since  January 1996;  Wexford
                                                          Management Corp.,  Senior Vice President and General Counsel from November
                                                          1995 through  December 1995;  Concurrency,  General  Counsel from November
                                                          1994 through  October  1995;  from 1992 to November  1994,  attorney  with
                                                          Schulte, Roth & Zabel; Prior to 1992, attorney with Debevoise & Plimpton.

     Guy Sansone         Assistant Secretary              Wexford  Management  LLC,  Vice  President  since  January  1996;  Wexford
                                                          Management Corp., Vice President from November 1995 through December 1995;
                                                          Concurrency,  employed from November 1994 through October 1995; Deloitte &
                                                          Touche LLP, Manager, employed from 1989 through October 1994.

6.   DISTRIBUTION PAYABLE

     The Trustee declared a $76,198 ($27.50 per unit) distribution payable to unitholders of record as of December 31, 1996. Such distribution was paid on January 15, 1997.

7.   SIGNIFICANT TRANSACTION

     In May 1996, the tenant at the Huntsville, Texas property, one of five properties owned by Elway Associates (the underlying partnership), exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring continued use and occupancy of the property economically unsuitable. As a result, Elway Associates wired proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case is substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas lease. While the Trust Indenture provides for acceptance of involuntary sale (economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale (economic discontinuance) proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee has not agreed to allow the Elway payment in partial satisfaction of the associated payment obligation and has placed the Elway proceeds in an interest bearing account, separate from that of the Fund, pending a resolution of this issue. The Elway proceeds and any interest earned thereon have been reflected as a receivable from the Trustee on the accompanying financial statements. The Sponsor is exploring several alternatives to resolve this issue, including the possibility of issuing a proposal to clarify the Trust Indenture to provide for such circumstance, among other things. Such a proposal would require the approval of the holders of the Fund's units to become effective. A distribution of the cash received as a result of the above transaction has not been declared by the Trustee pending resolution of this issue. The financial statements reflect the receipt of the cash by the Trustee and an adjustment of the net assets as a result of the transaction as if the payment were applied in partial satisfaction of the associated payment obligation. The Elway primary and renewal term payments were reduced on a prorata basis to reflect the involuntary sale of the Huntsville, Texas property. It is not clear what action, if any, the Trustee will take with respect to the Elway proceeds or future partial satisfactions of payment obligations.

                                                      Integrated ARROs Fund I
                                                 Schedule of Portfolio Investments
                                                         December 31, 1996

 Partnership/                                                                                                        Discount To
Date Payment                                                            Original       Simple                         Arrive at
 Obligation                           Property            Type of       Principal      Interest     Accrued      Minimum Termination
  Incurred        Lessee              Location            property      Amount         Rate         Interest            Value
------------------------------------------------------------------------------------------------------------------------------------
   Walando        Walgreen          Orlando, FL             Office/     $  820,000      13.0%     $ 1,684,000      $ 1,497,684
   03/18/81        Company                                Warehouse
                                                           Building

    Santex     Albertson's           Venice, FL              Retail        570,000      17.0%       1,503,000        1,002,664
 07/01/81 (2)  Inc.               Livermore, CA          Facilities


     Lando     Albertson's         Portland, OR              Retail        783,451      16.0%       1,906,000        1,754,604
  10/21/81            Inc.          Orlando, FL          Facilities
  (amended                       Huntsville, AL
 04/15/82)

  Denville           Xerox       Lewisville, TX               Plant        963,048      15.0%       2,172,000        2,215,261
  12/27/81     Corporation                                 Facility
  (amended
 01/27/84)

     Elway         Safeway         Billings, MT              Retail      1,429,042      18.5%       3,913,000        3,433,630
  03/18/82    Stores, Inc.       Huntsville, TX (5)      Facilities
                                 Fort Worth, TX
                                     Aurora, CO
                               Mamoth Lakes, CA

  Walstaff        Walgreen        Flagstaff, AZ          Warehouse/      1,159,771      16.0%       2,732,000        2,345,569
  04/15/82         Arizona                             Distribution
  (amended        Drug Co.                                 Building
 06/17/82)             (3)

  Walcreek        Hercules        Walnut Creek,              Office      1,306,709      18.5%       3,488,000        2,498,339
   08/1/82     Credit Inc.                   CA            Building
  (amended             (4)
 06/29/83,
  12/3/84)
                                                                        ----------                -----------      -----------
                                                                        $7,032,021                $17,398,000      $14,747,751
                                                                        ==========                ===========      ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) In May 1996, the tenant at the Huntsville, Texas property exercised the economic discontinuance clause in its lease.
(6) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                                                      Integrated ARROs Fund I
                                           Schedule of Portfolio Investments -- Continued
                                                         December 31, 1995

 Partnership
Date Payment                                                  Periodic                     Minimum
 Obligation                           Property             Payment During                Termination
  Incurred        Lessee              Location            Primary Term (1)                  Value
----------------------------------------------------------------------------------------------------
   Walando         Walgreen          Orlando, FL             5/1/96-4/1/06                $1,006,316
   03/18/81         Company                                      $11,833/mo


    Santex      Albertson's           Venice, FL            9/1/96-8/1/06                  1,070,336
 07/01/81 (2)          Inc.        Livermore, CA                 $13,342/mo


     Lando      Albertson's         Portland, OR            7/1/97-1/1/07                    934,847
  10/21/81             Inc.          Orlando, FL              $62,656/semi.
  (amended                        Huntsville, AL
 04/15/82)

  Denville            Xerox       Lewisville, TX            8/1/98-7/1/08                    919,787
  12/27/81      Corporation                                      $12,038/mo
  (amended
 01/27/84)

     Elway          Safeway         Billings, MT            7/1/97-6/1/07                  1,908,412
  03/18/82     Stores, Inc.       Huntsville, TX (5)             $28,053/mo (6)
                                  Fort Worth, TX
                                      Aurora, CO
                                Mamoth Lakes, CA

  Walstaff         Walgreen        Flagstaff, AZ           12/1/98-6/1/03                  1,546,202
  04/15/82          Arizona                                   $156,738/semi.
  (amended         Drug Co.
 06/17/82)              (3)

  Walcreek         Hercules        Walnut Creek,           10/1/97-9/1/07                  2,296,370
   08/1/82      Credit Inc.                   CA                 $30,155/mo
  (amended              (4)
 06/29/83,
  12/3/84)
                                                                                          ----------
                                                                                          $9,682,270
                                                                                          ==========
(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) In May 1996,  the tenant at the  Huntsville,  Texas  property  exercised the economic discontinuance clause in its lease.
(6) As  adjusted,  due  to  the  exercise  of  economic  discontinuance  in  the
    Huntsville, Texas lease.

                                              Integrated ARROs Fund I
                 Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data


                                                                        YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
Per Unit Operating Performance                      1996           1995         1994           1993          1992
------------------------------                  -----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period ........   $  3,295.59     $ 2,901.11    $ 2,556.08    $ 2,253.97    $ 1,989.14

Net investment income .......................        678.56         394.48        345.03        302.11        264.83

Distributions from
  net investment income .....................        (53.87)            --            --            --            --
                                                -----------     ----------    ----------    ----------    ----------

Net asset value, end of period ..............   $  3,920.28     $ 3,295.59    $ 2,901.11    $ 2,556.08    $ 2,253.97
                                                ===========     ==========    ==========    ==========    ==========

Total investment return .....................   $    678.56     $   394.48    $   345.03    $   302.11    $   264.83
                                                ===========     ==========    ==========    ==========    ==========

Ratios/Supplemental Data
------------------------

Net assets, end of period ...................   $10,863,094     $9,132,093    $8,038,962    $7,082,896    $6,245,750

Ratio of expenses to average net assets .....           N/A            N/A           N/A           N/A           N/A

Ratio of net investment income to
  average net assets ........................         18.81%         12.73%        12.64%        12.56%        12.48%

Portfolio turnover rate .....................           N/A            N/A           N/A           N/A           N/A

                                                       INEGRATED ARROS FUND I
            SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- JANUARY 1, 1996 THROUGH DECEMBER 31, 1996

   DATE     ACCRUED INTEREST      DATE     ACCRUED INTEREST      DATE     ACCRUED INTEREST     DATE      ACCRUED INTEREST
01-Jan-96      17,231,390      23-Feb-96      17,411,055      16-Apr-96      17,590,719      08-Jun-96      16,740,959
02-Jan-96      17,234,780      24-Feb-96      17,414,445      17-Apr-96      17,594,109      09-Jun-96      16,744,151
03-Jan-96      17,238,170      25-Feb-96      17,417,834      18-Apr-96      17,597,499      10-Jun-96      16,747,343
04-Jan-96      17,241,560      26-Feb-96      17,421,224      19-Apr-96      17,600,889      11-Jun-96      16,750,535
05-Jan-96      17,244,950      27-Feb-96      17,424,614      20-Apr-96      17,604,279      12-Jun-96      16,753,726
06-Jan-96      17,248,339      28-Feb-96      17,428,004      21-Apr-96      17,607,669      13-Jun-96      16,756,918
07-Jan-96      17,251,729      29-Feb-96      17,431,394      22-Apr-96      17,611,059      14-Jun-96      16,760,110
08-Jan-96      17,255,119      01-Mar-96      17,434,784      23-Apr-96      17,614,449      15-Jun-96      16,763,302
09-Jan-96      17,258,509      02-Mar-96      17,438,174      24-Apr-96      17,617,839      16-Jun-96      16,766,493
10-Jan-96      17,261,899      03-Mar-96      17,441,564      25-Apr-96      17,621,229      17-Jun-96      16,769,685
11-Jan-96      17,265,289      04-Mar-96      17,444,954      26-Apr-96      17,624,618      18-Jun-96      16,772,877
12-Jan-96      17,268,679      05-Mar-96      17,448,344      27-Apr-96      17,628,008      19-Jun-96      16,776,069
13-Jan-96      17,272,069      06-Mar-96      17,451,733      28-Apr-96      17,631,398      20-Jun-96      16,779,260
14-Jan-96      17,275,459      07-Mar-96      17,455,123      29-Apr-96      17,634,788      21-Jun-96      16,782,452
15-Jan-96      17,278,849      08-Mar-96      17,458,513      30-Apr-96      17,638,178      22-Jun-96      16,785,644
16-Jan-96      17,282,238      09-Mar-96      17,461,903      01-May-96      17,641,568      23-Jun-96      16,788,836
17-Jan-96      17,285,628      10-Mar-96      17,465,293      02-May-96      16,622,865      24-Jun-96      16,792,027
18-Jan-96      17,289,018      11-Mar-96      17,468,683      03-May-96      16,626,057      25-Jun-96      16,795,219
19-Jan-96      17,292,408      12-Mar-96      17,472,073      04-May-96      16,629,248      26-Jun-96      16,798,411
20-Jan-96      17,295,798      13-Mar-96      17,475,463      05-May-96      16,632,440      27-Jun-96      16,801,603
21-Jan-96      17,299,188      14-Mar-96      17,478,853      06-May-96      16,635,632      28-Jun-96      16,804,794
22-Jan-96      17,302,578      15-Mar-96      17,482,243      07-May-96      16,638,824      29-Jun-96      16,807,986
23-Jan-96      17,305,968      16-Mar-96      17,485,632      08-May-96      16,642,015      30-Jun-96      16,811,178
24-Jan-96      17,309,358      17-Mar-96      17,489,022      09-May-96      16,645,207      01-Jul-96      16,814,369
25-Jan-96      17,312,748      18-Mar-96      17,492,412      10-May-96      16,648,399      02-Jul-96      16,817,561
26-Jan-96      17,316,137      19-Mar-96      17,495,802      11-May-96      16,651,591      03-Jul-96      16,820,753
27-Jan-96      17,319,527      20-Mar-96      17,499,192      12-May-96      16,654,782      04-Jul-96      16,823,945
28-Jan-96      17,322,917      21-Mar-96      17,502,582      13-May-96      16,657,974      05-Jul-96      16,827,136
29-Jan-96      17,326,307      22-Mar-96      17,505,972      14-May-96      16,661,166      06-Jul-96      16,830,328
30-Jan-96      17,329,697      23-Mar-96      17,509,362      15-May-96      16,664,358      07-Jul-96      16,833,520
31-Jan-96      17,333,087      24-Mar-96      17,512,752      16-May-96      16,667,549      08-Jul-96      16,836,712
01-Feb-96      17,336,477      25-Mar-96      17,516,142      17-May-96      16,670,741      09-Jul-96      16,839,903
02-Feb-96      17,339,867      26-Mar-96      17,519,531      18-May-96      16,673,933      10-Jul-96      16,843,095
03-Feb-96      17,343,257      27-Mar-96      17,522,921      19-May-96      16,677,124      11-Jul-96      16,846,287
04-Feb-96      17,346,647      28-Mar-96      17,526,311      20-May-96      16,680,316      12-Jul-96      16,849,479
05-Feb-96      17,350,036      29-Mar-96      17,529,701      21-May-96      16,683,508      13-Jul-96      16,852,670
06-Feb-96      17,353,426      30-Mar-96      17,533,091      22-May-96      16,686,700      14-Jul-96      16,855,862
07-Feb-96      17,356,816      31-Mar-96      17,536,481      23-May-96      16,689,891      15-Jul-96      16,859,054
08-Feb-96      17,360,206      01-Apr-96      17,539,871      24-May-96      16,693,083      16-Jul-96      16,862,246
09-Feb-96      17,363,596      02-Apr-96      17,543,261      25-May-96      16,696,275      17-Jul-96      16,865,437
10-Feb-96      17,366,986      03-Apr-96      17,546,651      26-May-96      16,699,467      18-Jul-96      16,868,629
11-Feb-96      17,370,376      04-Apr-96      17,550,041      27-May-96      16,702,658      19-Jul-96      16,871,821
12-Feb-96      17,373,766      05-Apr-96      17,553,431      28-May-96      16,705,850      20-Jul-96      16,875,013
13-Feb-96      17,377,156      06-Apr-96      17,556,820      29-May-96      16,709,042      21-Jul-96      16,878,204
14-Feb-96      17,380,546      07-Apr-96      17,560,210      30-May-96      16,712,234      22-Jul-96      16,881,396
15-Feb-96      17,383,935      08-Apr-96      17,563,600      31-May-96      16,715,425      23-Jul-96      16,884,588
16-Feb-96      17,387,325      09-Apr-96      17,566,990      01-Jun-96      16,718,617      24-Jul-96      16,887,780
17-Feb-96      17,390,715      10-Apr-96      17,570,380      02-Jun-96      16,721,809      25-Jul-96      16,890,971
18-Feb-96      17,394,105      11-Apr-96      17,573,770      03-Jun-96      16,725,001      26-Jul-96      16,894,163
19-Feb-96      17,397,495      12-Apr-96      17,577,160      04-Jun-96      16,728,192      27-Jul-96      16,897,355
20-Feb-96      17,400,885      13-Apr-96      17,580,550      05-Jun-96      16,731,384      28-Jul-96      16,900,547
21-Feb-96      17,404,275      14-Apr-96      17,583,940      06-Jun-96      16,734,576      29-Jul-96      16,903,738
22-Feb-96      17,407,665      15-Apr-96      17,587,330      07-Jun-96      16,737,768      30-Jul-96      16,906,930

                                                       INEGRATED ARROS FUND I
       SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- JANUARY 1, 1995 THROUGH DECEMBER 31, 1995 -- Cont'd.

   DATE      ACCRUED INTEREST     DATE      ACCRUED INTEREST      DATE     ACCRUED INTEREST
-------------------------------------------------------------------------------------------
31-Jul-96       16,910,122      22-Sep-96      17,079,284      14-Nov-96      17,248,447
01-Aug-96       16,913,314      23-Sep-96      17,082,476      15-Nov-96      17,251,638
02-Aug-96       16,916,505      24-Sep-96      17,085,668      16-Nov-96      17,254,830
03-Aug-96       16,919,697      25-Sep-96      17,088,859      17-Nov-96      17,258,022
04-Aug-96       16,922,889      26-Sep-96      17,092,051      18-Nov-96      17,261,214
05-Aug-96       16,926,081      27-Sep-96      17,095,243      19-Nov-96      17,264,405
06-Aug-96       16,929,272      28-Sep-96      17,098,435      20-Nov-96      17,267,597
07-Aug-96       16,932,464      29-Sep-96      17,101,626      21-Nov-96      17,270,789
08-Aug-96       16,935,656      30-Sep-96      17,104,818      22-Nov-96      17,273,981
09-Aug-96       16,938,848      01-Oct-96      17,108,010      23-Nov-96      17,277,172
10-Aug-96       16,942,039      02-Oct-96      17,111,202      24-Nov-96      17,280,364
11-Aug-96       16,945,231      03-Oct-96      17,114,393      25-Nov-96      17,283,556
12-Aug-96       16,948,423      04-Oct-96      17,117,585      26-Nov-96      17,286,748
13-Aug-96       16,951,614      05-Oct-96      17,120,777      27-Nov-96      17,289,939
14-Aug-96       16,954,806      06-Oct-96      17,123,969      28-Nov-96      17,293,131
15-Aug-96       16,957,998      07-Oct-96      17,127,160      29-Nov-96      17,296,323
16-Aug-96       16,961,190      08-Oct-96      17,130,352      30-Nov-96      17,299,515
17-Aug-96       16,964,381      09-Oct-96      17,133,544      01-Dec-96      17,302,706
18-Aug-96       16,967,573      10-Oct-96      17,136,736      02-Dec-96      17,305,898
19-Aug-96       16,970,765      11-Oct-96      17,139,927      03-Dec-96      17,309,090
20-Aug-96       16,973,957      12-Oct-96      17,143,119      04-Dec-96      17,312,282
21-Aug-96       16,977,148      13-Oct-96      17,146,311      05-Dec-96      17,315,473
22-Aug-96       16,980,340      14-Oct-96      17,149,503      06-Dec-96      17,318,665
23-Aug-96       16,983,532      15-Oct-96      17,152,694      07-Dec-96      17,321,857
24-Aug-96       16,986,724      16-Oct-96      17,155,886      08-Dec-96      17,325,049
25-Aug-96       16,989,915      17-Oct-96      17,159,078      09-Dec-96      17,328,240
26-Aug-96       16,993,107      18-Oct-96      17,162,270      10-Dec-96      17,331,432
27-Aug-96       16,996,299      19-Oct-96      17,165,461      11-Dec-96      17,334,624
28-Aug-96       16,999,491      20-Oct-96      17,168,653      12-Dec-96      17,337,816
29-Aug-96       17,002,682      21-Oct-96      17,171,845      13-Dec-96      17,341,007
30-Aug-96       17,005,874      22-Oct-96      17,175,037      14-Dec-96      17,344,199
31-Aug-96       17,009,066      23-Oct-96      17,178,228      15-Dec-96      17,347,391
01-Sep-96       17,012,258      24-Oct-96      17,181,420      16-Dec-96      17,350,583
02-Sep-96       17,015,449      25-Oct-96      17,184,612      17-Dec-96      17,353,774
03-Sep-96       17,018,641      26-Oct-96      17,187,804      18-Dec-96      17,356,966
04-Sep-96       17,021,833      27-Oct-96      17,190,995      19-Dec-96      17,360,158
05-Sep-96       17,025,025      28-Oct-96      17,194,187      20-Dec-96      17,363,349
06-Sep-96       17,028,216      29-Oct-96      17,197,379      21-Dec-96      17,366,541
07-Sep-96       17,031,408      30-Oct-96      17,200,571      22-Dec-96      17,369,733
08-Sep-96       17,034,600      31-Oct-96      17,203,762      23-Dec-96      17,372,925
09-Sep-96       17,037,792      01-Nov-96      17,206,954      24-Dec-96      17,376,116
10-Sep-96       17,040,983      02-Nov-96      17,210,146      25-Dec-96      17,379,308
11-Sep-96       17,044,175      03-Nov-96      17,213,338      26-Dec-96      17,382,500
12-Sep-96       17,047,367      04-Nov-96      17,216,529      27-Dec-96      17,385,692
13-Sep-96       17,050,559      05-Nov-96      17,219,721      28-Dec-96      17,388,883
14-Sep-96       17,053,750      06-Nov-96      17,222,913      29-Dec-96      17,392,075
15-Sep-96       17,056,942      07-Nov-96      17,226,104      30-Dec-96      17,395,267
16-Sep-96       17,060,134      08-Nov-96      17,229,296      31-Dec-96      17,398,459
17-Sep-96       17,063,326      09-Nov-96      17,232,488
18-Sep-96       17,066,517      10-Nov-96      17,235,680
19-Sep-96       17,069,709      11-Nov-96      17,238,871
20-Sep-96       17,072,901      12-Nov-96      17,242,063
21-Sep-96       17,076,093      13-Nov-96      17,245,255